Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 543
Expense Example, No Redemption, 3 Years	846
Expense Example, No Redemption, 5 Years	1,170
Expense Example, No Redemption, 10 Years	2,086
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	633
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	2,346
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	307
Expense Example, No Redemption, 5 Years	587
Expense Example, No Redemption, 10 Years	1,388
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,910
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	1,193
Expense Example, No Redemption, 10 Years	2,733
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	706
Expense Example, No Redemption, 10 Years	1,645
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	694
Expense Example, No Redemption, 5 Years	1,299
Expense Example, No Redemption, 10 Years	$ 2,935